Actual capital amounts and ratios (Dollars in Thousands)(Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Actual Amount
Total Capital (to Risk Weighted Assets) Consolidated		$ 109,011
Total Capital (to Risk Weighted Assets) Consolidated		109,011
Total Capital (to Risk Weighted Assets) Bank		106,075
Tier I Capital (to Risk Weighted Assets) Consolidated		100,338
Tier I Capital (to Risk Weighted Assets) Bank		97,402
Tier I Capital (to AverageAssets) Consolidated		100,338
Tier I Capital (to AverageAssets)Bank		97,402
Total Capital (to Risk Weighted Assets) Consolidated	110,276
Total Capital (to Risk Weighted Assets) Bank	107,392
Tier I Capital (to Risk Weighted Assets) Consolidated	101,681
Tier I Capital (to Risk Weighted Assets) Bank	98,797
Tier I Capital (to AverageAssets) Consolidated	101,681
Tier I Capital (to AverageAssets)Bank	98,797
Actual Ratio
Total Capital (to Risk Weighted Assets) Consolidated		0.1580
Total Capital (to Risk Weighted Assets) Consolidated		0.1580
Total Capital (to Risk Weighted Assets) Bank		0.1550
Tier I Capital (to Risk Weighted Assets) Consolidated		0.1450
Tier I Capital (to Risk Weighted Assets) Bank		0.1420
Tier I Capital (to AverageAssets) Consolidated		0.0970
Tier I Capital (to AverageAssets)Bank		0.0940
Total Capital (to Risk Weighted Assets) Consolidated	0.1530
Total Capital (to Risk Weighted Assets) Bank	0.1500
Tier I Capital (to Risk Weighted Assets) Consolidated	0.1410
Tier I Capital (to Risk Weighted Assets) Bank	0.1380
Tier I Capital (to AverageAssets) Consolidated	0.0940
Tier I Capital (to AverageAssets)Bank	0.0910
For Minimum Capital Adequacy Purposes Amount Ratio > or =
Total Capital (to Risk Weighted Assets) Consolidated		55,265
Total Capital (to Risk Weighted Assets) Consolidated		55,265
Total Capital (to Risk Weighted Assets) Bank		54,890
Tier I Capital (to Risk Weighted Assets) Consolidated		27,603
Tier I Capital (to Risk Weighted Assets) Bank		27,418
Tier I Capital (to AverageAssets) Consolidated		41,505
Tier I Capital (to AverageAssets)Bank		41,492
Total Capital (to Risk Weighted Assets) Consolidated	57,632
Total Capital (to Risk Weighted Assets) Bank	57,248
Tier I Capital (to Risk Weighted Assets) Consolidated	28,816
Tier I Capital (to Risk Weighted Assets) Bank	28,624
Tier I Capital (to AverageAssets) Consolidated	43,358
Tier I Capital (to AverageAssets)Bank	43,358
For Minimum Capital Adequacy Purposes Ratio > or =
Total Capital (to Risk Weighted Assets) Consolidated		0.0800
Total Capital (to Risk Weighted Assets) Consolidated		0.0800
Total Capital (to Risk Weighted Assets) Bank		0.0800
Tier I Capital (to Risk Weighted Assets) Consolidated		0.0400
Tier I Capital (to Risk Weighted Assets) Bank		0.0400
Tier I Capital (to AverageAssets) Consolidated		0.0400
Tier I Capital (to AverageAssets)Bank		0.0400
Total Capital (to Risk Weighted Assets) Consolidated	0.0800
Total Capital (to Risk Weighted Assets) Bank	0.0800
Tier I Capital (to Risk Weighted Assets) Consolidated	0.0400
Tier I Capital (to Risk Weighted Assets) Bank	0.0400
Tier I Capital (to AverageAssets) Consolidated	0.0400
Tier I Capital (to AverageAssets)Bank	0.0400
For Minimum Regulatory Compliance Purposes Amount
Total Capital (to Risk Weighted Assets) Bank		68,613
Tier I Capital (to Risk Weighted Assets) Bank		41,127
Tier I Capital (to AverageAssets)Bank		51,865
Total Capital (to Risk Weighted Assets) Bank	71,560
Tier I Capital (to Risk Weighted Assets) Bank	42,936
Tier I Capital (to AverageAssets)Bank	54,198
For Minimum Regulatory Compliance Purposes Ration > or =
Total Capital (to Risk Weighted Assets) Bank		0.1000
Tier I Capital (to Risk Weighted Assets) Bank		0.0600
Tier I Capital (to AverageAssets)Bank		0.0500
Total Capital (to Risk Weighted Assets) Bank	0.1000
Tier I Capital (to Risk Weighted Assets) Bank	0.0600
Tier I Capital (to AverageAssets)Bank	$ 0.0500